Share Capital - Number of Common Shares (Parenthetical) (Detail) - CAD CAD in Millions		12 Months Ended
	Nov. 04, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2015
Common Equity [Line Items]
Common shares issued	39,598	42,239		2,640
Proceeds from issuance of common stock	CAD 2,600	CAD 2,600	CAD 0
Cumulative Preferred Shares [Member]
Common Equity [Line Items]
Preferred share value purchased and cancelled				CAD 323
Preferred share purchased and cancelled, shares				12,920,000